Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Federal funds purchased and securities sold under agreements to repurchase

All of the Company’s short-term borrowings were comprised of federal funds purchased and securities sold under agreements to repurchase with maturities primarily from overnight to seven days:

	2012	2011	2010
	(In thousands)
Maximum amount outstanding at any month end	$149,316	$154,440	$125,920
Weighted average interest rate at end of year	0.21%	0.22%	0.25%
Average amount outstanding	$141,592	$106,495	$87,106
Weighted average interest rate during the year	0.24%	0.26%	0.27%